UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21905
                                                    ---------------
                 First Trust/Aberdeen Emerging Opportunity Fund
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
             -------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------
                      Date of fiscal year end: December 31
                                               -----------
                     Date of reporting period: June 30, 2007
                                               -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2007

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                                 JUNE 30, 2007

Shareholder Letter ........................................................    1
Portfolio Commentary ......................................................    2
Portfolio Components ......................................................    6
Portfolio of Investments ..................................................    8
Schedule of Forward Foreign Currency Contracts ............................   13
Statement of Assets and Liabilities .......................................   14
Statement of Operations ...................................................   15
Statements of Changes in Net Assets .......................................   16
Statement of Cash Flows ...................................................   17
Financial Highlights ......................................................   18
Notes to Financial Statements .............................................   19
Additional Information ....................................................   23

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and personnel of Aberdeen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

              FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND (FEO)
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007

Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

We are single-minded about providing a range of investment products, including our family of closed-end funds, to help First Trust meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long term while continuing to support our current product line remains a focus for First Trust as we head into the future.

The report you hold will give you detailed information about your investment in First Trust/Aberdeen Emerging Opportunity Fund for the past six-month period ended June 30, 2007. I encourage you to read this report and discuss it with your financial advisor.

First Trust is pleased that the Fund is a part of your financial portfolio and we will continue to offer you current information about your investment, as well as new opportunities in the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust/Aberdeen Emerging Opportunity Fund
August 15, 2007

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                                   SUB-ADVISOR

Aberdeen Asset Management Inc. ("Aberdeen" or the "Sub-Advisor"), a Securities and Exchange Commission registered investment advisor, is a wholly-owned subsidiary of Aberdeen Asset Management PLC. Aberdeen Asset Management PLC is a publicly traded international investment management group listed on the London Stock Exchange, managing assets for both institutional and retail clients from offices around the world. As of June 30, 2007, Aberdeen Asset Management PLC had total assets under management and supervision of approximately $179 billion.

                            PORTFOLIO MANAGEMENT TEAM

Investment decisions for First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") are made by Aberdeen using a team approach and not by any one individual. By making team decisions, Aberdeen seeks to ensure that the investment process results in consistent returns across all portfolios with similar objectives. Aberdeen does not employ separate research analysts. Instead, Aberdeen's investment managers combine the roles of analysis with portfolio management. Each member of the team has sector and portfolio responsibilities such as day-to-day monitoring of liquidity. The overall result of this matrix approach is a high degree of cross-coverage, leading to a deeper understanding of the securities in which Aberdeen invests. Included below is additional information about the members of the team with significant responsibility for the day-to-day management of the Fund's portfolio.

EQUITY MANAGER BIOGRAPHIES

DEVAN KALOO

HEAD OF EMERGING MARKET EQUITY FOR THE ABERDEEN GROUP

Mr. Kaloo is responsible for the London based Global Emerging Market ("GEM") Equity Team, which manages Latin America, Europe, Middle East and Africa equities, and also has oversight of global emerging market input from the Asia research team based in Singapore, with which he works closely. Mr. Kaloo began his career at Martin Currie in Edinburgh shortly after graduation, working initially on the North American desk before transferring to the global asset allocation team. Mr. Kaloo moved off the global asset allocation team in 1997, and for the next three years, he worked on Asian portfolios before joining Murray Johnstone in Singapore in July 2000. Following the latter's acquisition, he transferred to the Aberdeen Group where he was responsible for the Asian ex Japan region as well as regional portfolios within emerging market mandates and technology stocks. Mr. Kaloo took his current position in July 2005. Mr. Kaloo graduated with an MA (Hons) in Management and International Relations from St. Andrews University in Scotland and holds a postgraduate degree in Investment Analysis from Stirling University, also in Scotland.

JOANNE IRVINE

HEAD OF GEM EQUITY TEAM EX ASIA

Ms. Irvine is on the GEM Equity Team, where she specializes in the emerging markets of Europe, Africa and the Middle East. After qualifying as a chartered accountant in 1992, she worked in corporate finance specializing in raising development capital finance for private businesses. In January 1996, Ms. Irvine joined the Aberdeen Group in a group development role. Since May 1997, Ms. Irvine has been part of Aberdeen's emerging markets fund management group in London.

MARK BUTLER

SENIOR INVESTMENT MANAGER, GEM EQUITY TEAM

Mr. Butler is Fund manager specializing in the emerging markets of Europe, Middle East and Africa. After graduating with a Bachelor of Accounting from the University of Natal in 1992, he joined the Johannesburg office of Deloitte & Touche in 1993 where he worked for the entrepreneurial and special services teams. He qualified as a chartered accountant (South Africa) in 1996 and re-located to London. Mr. Butler joined Baring Asset Management in 1997 where he was a member of the African and Middle East team. In February 2000, Mr. Butler joined the Aberdeen Group. Mr. Butler is a member of the UK Society of Investment Professionals.

MARK GORDON-JAMES

INVESTMENT MANAGER, GEM EQUITY TEAM

After graduating with a degree in Geography and Economics from the London School of Economics in 2000, Mr. Gordon-James worked with the emerging markets team of Merrill Lynch Investment Managers. Mr. Gordon-James joined the Aberdeen Group in April 2004.

FIXED-INCOME MANAGER BIOGRAPHIES

DEREK FULTON

HEAD OF GLOBAL AND ASIAN BONDS

After graduation, Mr. Fulton joined Murray Johnstone in 1996 as a graduate trainee in fixed-income. In 1998, he qualified as an

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

Associate of the Institute of Investment Management & Research. Mr. Fulton has since become a senior member of the fixed-income team with Aberdeen and is responsible for the day-to-day management of global fixed-income and government portfolios. He is a member of Aberdeen's global economics team.

BRETT DIMENT

HEAD OF EMERGING MARKET DEBT

Mr. Diment joined Deutsche Asset Management Group Limited ("Deutsche") in 1991 as a member of the fixed-income group and became head of the emerging market debt team at Deutsche in 1999. Mr. Diment joined Aberdeen following the Deutsche acquisition in 2005 and is now responsible for the day-to-day management of the emerging market debt team and portfolios.

KEVIN DALY

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Daly joined the emerging markets team at Aberdeen in April 2007 as a portfolio manager, having spent the previous 10 years at Standard & Poor's in London and Singapore as a credit market analyst covering global emerging market debt, and was head of marketing for Global Sovereign Ratings. Mr. Daly was a regular participant on the Global Sovereign Committee, served as a member of the Sovereign Ratings Review Board, and was one of the initial members of the Emerging Market Council, formed in 2006 to advise senior management on business and market developments in emerging markets.

EDWIN GUTIERREZ

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Gutierrez has served as an economist specializing in Latin America at LGT Asset Manager, and more recently as a portfolio manager specializing in emerging market fixed-income at INVESCO Asset Management. He joined Deutsche in 2000 and Aberdeen in 2005.

NIMA TAYEBI

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Tayebi has 10 years of experience as executive director responsible for emerging markets trading at Millennium Global Investments, vice president at Salomon Brothers, focusing on emerging market currency and debt trading and head of fixed-income research at Renaissance Capital. He joined Deutsche as an emerging market currency portfolio manager in 2001 and Aberdeen in 2005.

MAX WOLMAN

PORTFOLIO MANAGER, EMERGING MARKET DEBT

Mr. Wolman joined Aberdeen in January 2001 and is portfolio manager on the emerging market debt mandates. Mr. Wolman originally specialized in currency and domestic debt analysis; however, he is now responsible for wider emerging market debt analysis, including external and corporate issuers. He is a member of the emerging market debt investment committee at Aberdeen and is also responsible for the daily implementation of the investment process.

THE FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND

The investment objective of First Trust/Aberdeen Emerging Opportunity Fund ("FEO") is to provide a high level of total return. In pursuit of this objective, the Fund invests in a diversified portfolio of equity and fixed-income securities of issuers in emerging market countries.

FUND RECAP

The Fund performed strongly on a net asset value basis with a total return of 8.5% for the six months ended June 30, 2007. This compares to 8.9% for the Fund's blended bechmark* total return over the same period. In addition to this blended benchmark the Fund is currently using for comparative purposes, the Fund also uses other comparative indexes. The total returns over the six months ended June 30, 2007 for these indexes were as follows: the Lehman Global Emerging Markets Index was 1.0%; and the FTSE All World Emerging Index was 16.5%. The Fund's total return based on market price for the six months ended June 30, 2007 was 3.5%.

------------
* The Funds' Blended Benchmark consisted of the following: 32.5% JP Morgan Emerging Markets Bond Index Global Diversified; 32.5% JP Morgan Government Bond Index-Emerging Markets; and 35% MSCI (Morgan Stanley Capital International) Global Emerging Markets Index.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

FIXED-INCOME

The emerging market debt component of the Fund saw an overall return of 5.0% compared to its benchmark** of 4.2% for the six months ended June 30, 2007. The vast majority of the performance was from the local currency holdings of the portfolio which returned 13.6% compared to the JPM GBI-EM index which returned 7.6%, while the external bonds (bonds denominated in "hard" currencies such as the U.S. Dollar, Euro, etc.) in the portfolio returned less than 1.00%. The local currency bonds which had the highest return were Brazil (25.9%) and Turkey (25.9%). The local Argentinean return was the worst-performing country in the local currency markets of the Fund, returning only 1.1%. External bonds showed less impressive returns with the highest external returns coming from the Dominican Republic and Colombia with 12.1% and 8.4%, respectively.

EQUITY

Over the first six months of 2007, the equity component of the Fund underperformed its benchmark, the MSCI (Morgan Stanley Capital International) Emerging Markets Index, by 144 basis points ("bps"). Asset allocation and currency added to performance while the main detractor to performance was stock selection. By region, Europe, the Middle East and Africa (EMEA) added to performance while Latin America and Asia detracted from performance compared to the Fund's benchmark.

MARKET ANALYSIS BY REGION

MIDDLE EAST AND AFRICA. Stock selection was strong in EMEA, primarily due to strong performance in Turkey where retailer Migros Turk TAS was positively impacted by takeover rumors, and the Fund's holding in insurance company Aksigorta AS increased as it benefited from expectations of consolidation in the sector. The Fund benefited from its holdings in South African retailers, Massmart Holdings Ltd. and Edcon, due to continued strong retail spending and takeover by a private equity group, respectively.

HUNGARY. Stock selection was poor in Hungary where generic pharmaceutical company Richter Gedeon was weighed down by the introduction of punitive government legislation.

LATIN AMERICA. Stock selection was weak in Latin America due primarily to poor performance at Kimberly Clark de Mexico. Additionally, Fund holdings in beverage companies Fomento Economico Mexicano SA and Grupo Continental SA suffered from unseasonably poor weather in January, which led to lower volume growth.

ASIA/PACIFIC. In Asia, South Korea lagged as the strong currency hurt portfolio holdings in exporters Samsung Electronics Company Ltd. and Hyundai Motor. In the Philippines, the Bank of the Philippine Islands lagged the rise in the market. In Thailand, Fund holdings in Siam Cement Public Company, Ltd. and PTT Exploration and Production Public Company, Ltd. were held back due to a lackluster earnings growth outlook. In Indonesia, where the mining and property sectors performed well, the Fund's holding in the relatively more defensive PT Unilever Indonesia Tbk hurt relative performance.

ALLOCATION ANALYSIS

Asset allocation was strong in EMEA as the portfolio was underweighted in commodity heavyweights Russia and South Africa, adding to the Fund's performance. In Latin America, the Fund benefited from the Fund's position in Brazil, where economic growth is expected to be strong on the back of ongoing interest rate cuts. Asset allocation to Mexico was positive where the outlook is favorable now that elections have passed and the new government appears to be making positive progress on reforms. The Fund's portfolio was underweight to South Korea, one of the best-performing markets, during the period. The strong performance of the Korean market was led by cyclical companies in which the Fund has no exposure. The Fund was also underweighted in China where we remain cautious given relatively high valuations.

During the six months ended June 30, 2007, we initiated positions in Brazilian fashion retailer Lojas Renner SA, Czech Bank Komercni Banka AS and well-managed Mexican bottler Grupo Continental SA, which has a strong yield. We also initiated positions in South African fashion retailer Truworths International Ltd., Turkish hard-discount retailer Bim Birlesik Magazalar AS and Indonesian conglomerate PT Astra International Tbk, which offers the Fund exposure to consumption growth. Against this, we pared our positions in Turkish retailer Migros Turk TAS, Brazilian tobacco company Souza Cruz SA, iron and nickel giant Companhia Vale do Rio Doce, Chinese toll-road operator Zhejiang Expressway Company, Ltd. and PT Unilever Indonesia Tbk on valuation grounds. The Fund sold its position in Hyundai Motor completely.

Compared to the weightings of its benchmark, the equity portion of the portfolio is underweighted in EMEA (South Africa and Russia), slightly underweighted in Asia and overweighted in Latin America (Brazil and Mexico).

------------
** The benchmark consists of the following: 50% JPMorgan Emerging Markets Bond Index Global Diversified and 50% JPMorgan Government Bond Index-Emerging Markets (JPM GBI-EM).

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE ANALYSIS

FIXED-INCOME

Spreads in external emerging market debt ranged from a high of 204 bps to a low of 162 bps over U.S. Treasuries over the period covered by this report. Countries which underperformed the index were Argentina and Venezuela due to several factors. In Argentina, rising inflation and a worsening energy crisis led to power shortages. Emerging market debt investors were overweighted in Argentinean debt, leading to excessive selling of the credit during the recent market correction. Over the period, the Fund sold its external Argentina holdings in favor of the short dated local currency bonds. Venezuela also underperformed the index due to investor concerns over Hugo Chavez, the Venezuelan President, who has recently stated that he is going to take Venezuela out of the International Monetary Fund ("IMF"), causing a technical default on the bonds.

Colombian external bonds outperformed over the period due to the country's high growth and decreased supply of the external bonds with the finance minister issuing local bonds and buying back the country's external debt. The central bank of Brazil has cut the Selic, the central bank rate, from 13.25% to 12.00%, with expectations for further rate cuts this year and into next year due to stable and low inflation in Brazil.

Turkey is also experiencing strong demand for its local debt which has been very strong, due to very high nominal and real yields. There was a parliamentary election in Turkey in July which resulted in a victory for the Justice and Development Party, which the Sub-Advisor believes was the preferred outcome from a market perspective.

In Ukraine, political noise has subsided following an agreement between President Yuschenko and Prime Minister Yanukovich to hold early parliamentary elections on September 30, 2007.

EQUITY

Emerging markets rose to new highs amid increasing volatility in the first half of 2007, having rebounded from the sharp sell-off at the end of February. This reflected solid corporate earnings growth, underpinned by robust economic expansion, as well as strong global liquidity. These positive factors outweighed increasing concerns about the health of the U.S. housing market and the fallout from the sub-prime mortgage debacle.

Export demand and rising consumption continued to underpin growth. In particular, the Chinese economy gained momentum. Beijing resorted to a mixture of policies, including rate hikes, a higher reserve ratio for banks and a wider trading band for the Renminbi, to prevent overheating. Elsewhere, rising inflationary pressures prompted central banks in Poland, Mexico, South Africa and Taiwan to intervene directly and raise interest rates.

In politics, uncertainty rose in Turkey, after the president called for a referendum relating to the selection of his successor. Thailand's military-appointed government froze ex-prime minister Thaksin's assets, dissolved his Thai Rak Thai party and banned party members from participating in political activities for five years. Consumer confidence sagged to a five-year low in May, although the stock market rebounded, after having been a regional laggard for some time. Elsewhere, tension between China and the U.S. rose after the latter imposed trade sanctions; Brazil's president Lula da Silva was sworn in for a second term and Mexico passed its first economic reform bill under Felipe Calderon.

                                 SUB-ADVISOR Q&A

WHAT IS YOUR OUTLOOK FOR VARIOUS CURRENCIES/DEBT FOR DIFFERENT REGIONS?

It is the Sub-Advisor's view that Venezuela will not be out of the IMF and, therefore, Venezuelan bonds appear attractive due to the high yields on offer.

The Brazilian Real also appears strong as Brazilian real Gross Domestic Product has continued to increase over the period, leading to increased foreign currency reserves which support the external debt of the country.

Turkey's debt has remained strong with no signs of weakness. The Turkish Lira has also strengthened against the U.S. Dollar as investors have been attracted by the high interest rates on offer.

The Ukraine continues to benefit from a robust growth outlook and very limited indebtedness.

WHAT IS YOUR OVERALL OUTLOOK FOR FEO?

Looking ahead, emerging markets are likely to stay volatile. Risks include the impact of rising real global interest rates, tighter credit spreads and the underlying state of the U.S. housing market. With markets trading at or near record highs, a shift in risk aversion may trigger another sudden flight to quality similar to that in February. Despite the uncertain global investment climate, macro-economic fundamentals remain solid, providing ample investment opportunities for bottom-up stock pickers who take a long term view. Valuations, while well-supported by earnings, are becoming stretched and there is clearly a danger of overpaying for growth. The Fund has kept turnover low, with core stocks largely unchanged.

As for emerging market debt, Aberdeen anticipates that emerging markets will continue to perform well and any weakness is likely to come from an external shock to the global market causing a reduction in global liquidity.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO COMPONENTS (a)
JUNE 30, 2007 (UNAUDITED)

                       PORTFOLIO COMPONENTS -- BY INDUSTRY

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Government Bonds and Notes                                                 43.7%
Commercial Banks Non-US                                                    11.2%
Diversified Financial Services                                              6.7%
Retail                                                                      4.2%
Oil & Gas                                                                   3.9%
Cellular Telecommunications                                                 3.3%
Semiconductors                                                              2.8%
Beverages                                                                   2.2%
Diversified Minerals                                                        1.9%
Telecommunications                                                          1.8%
Insurance                                                                   1.6%
Building Products-Cement/Aggregates                                         1.6%
Export/Import Bank                                                          1.6%
Tobacco                                                                     1.5%
Electric Utilities                                                          1.3%
Medical-Drugs                                                               1.2%
Gas Utilities                                                               1.0%
Household Products                                                          0.9%
Diversified Operations                                                      0.7%
Airport Development/Maintenance                                             0.7%
Steel Producers                                                             0.7%
Paper & Related Products                                                    0.7%
Real Estate                                                                 0.7%
Commercial Services                                                         0.7%
Regional Authority                                                          0.6%
Applications Software                                                       0.6%
Leisure Time                                                                0.5%
Food-Retail                                                                 0.5%
Chemicals                                                                   0.5%
Money Center Banks                                                          0.4%
Internet Security                                                           0.3%

(a) Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.


Page 6                 See Notes to Financial Statements.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO COMPONENTS (a) (b) - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                       PORTFOLIO COMPONENTS -- BY COUNTRY

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Brazil                                                                     14.9%
Mexico                                                                      7.6%
China                                                                       6.8%
Argentina                                                                   6.4%
Ukraine                                                                     5.7%
Turkey                                                                      5.7%
Russia                                                                      5.5%
Indonesia                                                                   5.1%
India                                                                       5.1%
Colombia                                                                    4.2%
Philippines                                                                 3.4%
Taiwan                                                                      2.9%
Peru                                                                        2.9%
Uruguay                                                                     2.8%
South Korea                                                                 2.7%
Pakistan                                                                    2.5%
South Africa                                                                2.0%
Thailand                                                                    1.7%
Malaysia                                                                    1.6%
Dominican Republic                                                          1.4%
El Salvador                                                                 1.3%
Serbia                                                                      1.3%
Egypt                                                                       1.3%
Kazakhstan                                                                  1.1%
Chile                                                                       1.1%
Nigeria                                                                     1.0%
Czech Republic                                                              0.9%
Hungary                                                                     0.8%
Israel                                                                      0.3%

(a) Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.

(b) Fixed-income portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Sub-Advisor.


                       See Notes to Financial Statements.                 Page 7

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL
    VALUE                                                                                               MARKET
    (LOCAL                                                                                 STATED        VALUE
  CURRENCY)                             DESCRIPTION                             COUPON    MATURITY    (US DOLLARS)
--------------   -----------------------------------------------------------   --------   --------   -------------
BONDS AND NOTES (a) - 61.7%

                 ARGENTINA - 6.0%
     1,160,000   Banco Hipotecario SA (USD) ................................     9.75%    04/27/16   $   1,200,600
       870,000   Province of Buenos Aires (USD) ............................     9.38%    09/14/18         827,805
     2,951,176   Republic of Argentina (ARS) (b) ...........................     2.00%    02/04/18       1,564,395
     4,620,000   Republic of Argentina (USD) ...............................     7.00%    04/17/17       3,981,835
                                                                                                     -------------
                                                                                                         7,574,635
                                                                                                     -------------
                 BRAZIL - 8.0%
     4,320,000   Brazil NTN - B Note (BRL) .................................     6.00%    08/15/10       3,671,209
     1,300,000   Federal Republic of Brazil (USD) ..........................    11.00%    01/11/12       1,562,665
     1,000,000   Isa Capital do Brasil SA (USD) ............................     7.88%    01/30/12       1,019,750
     1,930,000   Nota do Tesouro Nacional (BRL) ............................    10.00%    01/01/14         971,638
     5,870,000   Nota do Tesouro Nacional (BRL) ............................    10.00%    01/01/12       2,950,157
                                                                                                     -------------
                                                                                                        10,175,419
                                                                                                     -------------
                 CHINA - 1.0%
       670,000   Parkson Retail Group Ltd. (USD) ...........................     7.88%    11/14/11         695,339
       540,000   Parkson Retail Group Ltd. (USD) ...........................     7.13%    05/30/12         545,400
                                                                                                     -------------
                                                                                                         1,240,739
                                                                                                     -------------
                 COLOMBIA - 4.4%
 7,975,000,000   Republic of Colombia (COP) ................................    12.00%    10/22/15       4,602,243
       850,000   Republic of Colombia (USD) ................................     7.38%    09/18/37         946,985
                                                                                                     -------------
                                                                                                         5,549,228
                                                                                                     -------------
                 DOMINICAN REPUBLIC - 1.4%
       820,000   Cerveceria Nacional Dominica (USD) (b) ....................    16.00%    03/27/12         951,200
       740,000   Dominican Republic (USD) ..................................     8.63%    04/20/27         862,100
                                                                                                     -------------
                                                                                                         1,813,300
                                                                                                     -------------
                 EGYPT - 1.3%
    10,000,000   Egypt Treasury Bill (EGP) .................................     0.00%    04/29/08       1,657,005
                                                                                                     -------------
                 EL SALVADOR - 1.3%
     1,490,000   Republic of El Salvador (USD) .............................     7.65%    06/15/35       1,709,775
                                                                                                     -------------
                 INDIA - 1.2%
    65,000,000   JPMorgan Chase Bank NA (INR) (b) ..........................     8.07%    01/15/17       1,588,871
                                                                                                     -------------
                 INDONESIA - 4.2%
28,500,000,000   Indonesian Government (IDR) ...............................    12.50%    03/15/13       3,668,280
 3,900,000,000   Indonesian Government (IDR) ...............................    10.25%    07/15/22         454,636
       170,000   Majapahit Holding BV (USD) ................................     7.25%    06/28/17         168,198
       630,000   Majapahit Holding BV (USD) ................................     7.88%    06/29/37         622,944
       500,000   Republic of Indonesia (USD) ...............................     6.63%    02/17/37         482,992
                                                                                                     -------------
                                                                                                         5,397,050
                                                                                                     -------------
                 KAZAKHSTAN - 1.2%
       700,000   Intergas Finance BV (USD) .................................     6.38%    05/14/17         672,490
       840,000   Turannlem Finance BV (USD) ................................     8.00%    03/24/14         806,400
                                                                                                     -------------
                                                                                                         1,478,890
                                                                                                     -------------


Page 8                 See Notes to Financial Statements.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

 PRINCIPAL
   VALUE                                                                                                MARKET
  (LOCAL                                                                                   STATED        VALUE
  CURRENCY)                             DESCRIPTION                             COUPON    MATURITY    (US DOLLARS)
--------------   -----------------------------------------------------------   --------   --------   -------------
BONDS AND NOTES (a) - (CONTINUED)

                 MEXICO - 3.8%
    17,110,000   Mexican Fixed Rate Bonds (MXN) ............................     9.00%    12/22/11   $   1,664,438
    24,060,000   Mexican Fixed Rate Bonds (MXN) ............................     9.50%    12/18/14       2,456,220
     6,340,000   Mexican Fixed Rate Bonds (MXN) ............................    10.00%    12/05/24         716,833
                                                                                                     -------------
                                                                                                         4,837,491
                                                                                                     -------------
                 NIGERIA - 1.0%
     1,280,000   GTB Finanace BV (USD) .....................................     8.50%    01/29/12       1,265,664
                                                                                                     -------------
                 PAKISTAN - 2.6%
     2,530,000   Islamic Republic of Pakistan (USD) ........................     6.88%    06/01/17       2,435,125
       830,000   Pakistan Mobile Communication (USD) .......................     8.63%    11/13/13         850,082
                                                                                                     -------------
                                                                                                         3,285,207
                                                                                                     -------------
                 PERU - 3.0%
     6,040,000   Peru Bono Soberano (PEN) ..................................     7.84%    08/12/20       2,206,298
     1,610,000   Republic of Peru (USD) ....................................     6.55%    03/14/37       1,618,935
                                                                                                     -------------
                                                                                                         3,825,233
                                                                                                     -------------
                 PHILIPPINES - 2.5%
     2,200,000   Republic of Philippines (USD) .............................     8.25%    01/15/14       2,415,490
       740,000   Republic of Philippines (USD) .............................     7.75%    01/14/31         818,810
                                                                                                     -------------
                                                                                                         3,234,300
                                                                                                     -------------
                 RUSSIA - 4.9%
       830,000   Alfa Bond ISS (USD) (b) ...................................     8.64%    02/22/17         830,042
    35,000,000   Dal Capital (Vneshtorgbk) (RUB) ...........................     7.00%    04/13/09       1,386,421
    37,576,348   Red Arrow International Leasing PLC (RUB) .................     8.38%    03/31/12       1,515,499
     1,200,000   Russian Standard Bank (USD) ...............................     8.63%    05/05/11       1,204,800
     1,180,000   UBS (Vimpelcom) (USD) .....................................     8.25%    05/23/16       1,234,752
                                                                                                     -------------
                                                                                                         6,171,514
                                                                                                     -------------
                 SERBIA - 1.3%
     1,780,000   Republic of Serbia (USD) ..................................     3.75%    11/01/24       1,685,126
                                                                                                     -------------
                 TURKEY - 3.7%
       730,000   Republic of Turkey (USD) ..................................     8.00%    02/14/34         789,824
     4,110,000   Turkey Government Bond (TRY) ..............................    16.00%    03/07/12       3,115,625
     1,010,000   Turkey, Government Bond (TRY) .............................    10.00%    02/15/12         822,748
                                                                                                     -------------
                                                                                                         4,728,197
                                                                                                     -------------
                 UKRAINE - 6.0%
       800,000   Alfa Bank Ukraine (USD) ...................................     9.75%    12/22/09         819,480
     2,000,000   EX-IM Bank of Ukraine (USD) ...............................     7.65%    09/07/11       2,041,400
       500,000   UBS AG Jersey Branch (USD) ................................     9.13%    06/21/10         498,125
     1,870,000   Ukraine Government (USD) ..................................     6.39%    06/26/12       1,872,712
     2,360,000   Ukraine Government (USD) ..................................     6.58%    11/21/16       2,349,616
                                                                                                     -------------
                                                                                                         7,581,333
                                                                                                     -------------


                       See Notes to Financial Statements.                 Page 9

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL
    VALUE                                                                                               MARKET
   (LOCAL                                                                                  STATED        VALUE
  CURRENCY)                             DESCRIPTION                             COUPON    MATURITY    (US DOLLARS)
--------------   -----------------------------------------------------------   --------   --------   -------------
BONDS AND NOTES (a) - (CONTINUED)

                 URUGUAY - 2.9%
     1,390,000   Republic Orient Uruguay (USD) .............................     7.63%    03/21/36   $   1,523,440
    37,710,000   Republic Orient Uruguay (UYU) .............................     5.00%    09/14/18       1,763,842
     8,560,000   Republic Orient Uruguay (UYU) .............................     4.25%    04/05/27         384,298
                                                                                                     -------------
                                                                                                         3,671,580
                                                                                                     -------------
                 TOTAL BONDS AND NOTES ...........................................................      78,470,557
                 (Cost $75,814,524)                                                                  -------------

                                                                                                        MARKET
                                                                                                         VALUE
    SHARES                                          DESCRIPTION                                       (US DOLLARS)
--------------   ---------------------------------------------------------------------------------   -------------
   COMMON STOCKS - 42.0%

                 ARGENTINA - 0.7%
        19,000   Tenaris SA, ADR .................................................................         930,240
                                                                                                     -------------
                 BRAZIL - 7.4%
        46,000   Banco Bradesco SA, ADR ..........................................................       1,109,060
        68,000   Companhia Vale do Rio Doce, ADR .................................................       2,563,600
        47,000   Lojas Renner SA .................................................................         872,265
        16,000   Petroleo Brasileiro SA, ADR .....................................................       1,706,880
        44,000   Souza Cruz SA ...................................................................       1,060,881
        50,000   Telecomunicacoes de Sao Paulo SA ................................................       1,499,482
        19,000   Ultrapar Participacoes SA, Preference Shares ....................................         631,856
                                                                                                     -------------
                                                                                                         9,444,024
                                                                                                     -------------
                 CHILE - 1.1%
        29,000   Banco Santander Chile SA, ADR ...................................................       1,436,660
                                                                                                     -------------
                 CHINA - 6.1%
       160,000   China Mobile Ltd. ...............................................................       1,717,819
       140,000   CLP Holdings Ltd. ...............................................................         939,096
       300,000   Dah Sing Banking Group Ltd. .....................................................         663,749
       200,000   Hang Lung Group, Ltd. ...........................................................         902,903
     1,120,000   PetroChina Company Ltd., H Shares ...............................................       1,650,088
       440,000   Swire Pacific Ltd., B Shares ....................................................         944,237
       820,000   Zhejiang Expressway Company, Ltd., H Shares .....................................         879,858
                                                                                                     -------------
                                                                                                         7,697,750
                                                                                                     -------------
                 CZECH REPUBLIC - 1.0%
         9,000   Erste Bank der Oesterreichischen Sparkassen AG ..................................         706,103
         3,000   Komercni Banka AS ...............................................................         558,275
                                                                                                     -------------
                                                                                                         1,264,378
                                                                                                     -------------
                 HUNGARY - 0.8%
         5,000   Richter Gedeon, Sponsored GDR ...................................................       1,008,591
                                                                                                     -------------
                 INDIA - 4.0%
        90,000   Gail India Ltd. .................................................................         686,083
        20,000   Glaxosmithkline Pharmaceuticals Ltd. ............................................         623,756
         8,000   Grasim Industries Ltd. ..........................................................         518,069


Page 10                See Notes to Financial Statements.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                                                        MARKET
   SHARES                                           DESCRIPTION                                          VALUE
--------------   ---------------------------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

                 INDIA - (CONTINUED)
        40,000   Hero Honda Motors, Ltd. .........................................................   $     680,605
        22,000   Housing Development Finance Corp., Ltd. .........................................       1,099,162
        33,000   ICICI Bank, Ltd. ................................................................         774,594
        64,000   Satyam Computer Services, Ltd. ..................................................         735,988
                                                                                                     -------------
                                                                                                         5,118,257
                                                                                                     -------------
                 INDONESIA - 1.1%
       127,500   PT Astra International Tbk ......................................................         238,489
     1,538,000   PT Unilever Indonesia Tbk .......................................................       1,140,520
                                                                                                     -------------
                                                                                                         1,379,009
                                                                                                     -------------
                 ISRAEL - 0.3%
        19,000   Check Point Software Technologies Ltd. (c) ......................................         433,390
                                                                                                     -------------
                 MALAYSIA - 1.7%
        68,000   British American Tobacco Malaysia Berhad ........................................         886,315
       420,000   Public Bank Berhad ..............................................................       1,210,427
                                                                                                     -------------
                                                                                                         2,096,742
                                                                                                     -------------
                 MEXICO - 4.1%
        30,000   Fomento Economico Mexicano SA, Sponsored ADR ....................................       1,179,600
        34,000   Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR .......................         933,980
       361,000   Grupo Continental SA ............................................................         801,962
       297,000   Grupo Financiero Banorte SA de CV, O Shares (c) .................................       1,363,008
       212,000   Kimberly Clark de Mexico SAB de CV, A Shares ....................................         920,724
                                                                                                     -------------
                                                                                                         5,199,274
                                                                                                     -------------
                 PHILIPPINES - 0.9%
       810,000   Bank of the Philippine Islands ..................................................       1,199,676
                                                                                                     -------------
                 RUSSIA - 0.9%
        15,000   LUKOIL, ADR .....................................................................       1,143,000
                                                                                                     -------------
                 SOUTH AFRICA - 2.1%
       174,000   Massmart Holdings Ltd. ..........................................................       2,124,683
       100,000   Truworths International Ltd. ....................................................         516,449
                                                                                                     -------------
                                                                                                         2,641,132
                                                                                                     -------------
                 SOUTH KOREA - 2.8%
        65,000   Pusan Bank ......................................................................         939,276
         4,500   Samsung Electronics Company, Ltd., Preference Shares ............................       2,106,673
           850   Shinsegae Company, Ltd. .........................................................         553,878
                                                                                                     -------------
                                                                                                         3,599,827
                                                                                                     -------------
                 TAIWAN - 3.0%
     1,000,000   Fubon Financial Holdings Company, Ltd. ..........................................         912,797
     1,140,000   Taiwan Mobile Company, Ltd. .....................................................       1,396,124
       723,599   Taiwan Semiconductor Manufacturing Company, Ltd. ................................       1,560,980
                                                                                                     -------------
                                                                                                         3,869,901
                                                                                                     -------------


                       See Notes to Financial Statements.                Page 11

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                                                        MARKET
   SHARES                                           DESCRIPTION                                          VALUE
--------------   ---------------------------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

                 THAILAND - 1.8%
       220,000   PTT Exploration and Production Public Company, Ltd. .............................   $     688,197
       200,000   Siam Cement Public (The) Company, Ltd. ..........................................       1,552,498
                                                                                                     -------------
                                                                                                         2,240,695
                                                                                                     -------------
                 TURKEY - 2.2%
       359,000   Aksigorta AS ....................................................................       2,160,838
            98   Bim Birlesik Magazalar AS .......................................................           6,496
        37,451   Migros Turk TAS .................................................................         627,750
                                                                                                     -------------
                                                                                                         2,795,084
                                                                                                     -------------
                 TOTAL COMMON STOCKS .............................................................      53,497,630
                 (Cost $41,809,944)                                                                  -------------

                 TOTAL INVESTMENTS - 103.7% ......................................................     131,968,187
                 (Cost $117,624,468) (d)
                 LOAN OUTSTANDING - (6.3)% .......................................................      (8,000,000)
                 NET OTHER ASSETS AND LIABILITIES - 2.6% .........................................       3,259,412
                                                                                                     -------------
                 NET ASSETS - 100.0% .............................................................   $ 127,227,599
                                                                                                     =============

----------------------------------------------------------------
(a) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Sub-Advisor.

(b) Variable rate security. The interest rate shown reflects the rate in effect at June 30, 2007.

(c)   Non-income producing security.

(d)   Aggregate cost for federal income tax and financial reporting purposes.

ADR   American Depositary Receipt
ARS   Argentine Peso
BRL   Brazilian Real
COP   Colombian Peso
EGP   Egyptian Pound
EUR   Euro Dollar
GDR   Global Depositary Receipt
IDR   Indonesian Rupiah
INR   Indian Rupee
MXN   Mexican Peso
PEN   Peruvian New Sol
RUB   Russian Rouble
TRY   Turkish Lira
USD   United States Dollar
UYU   Uruguayan Peso


Page 12                See Notes to Financial Statements.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
JUNE 30, 2007 (UNAUDITED)

               FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                        CONTRACTS TO RECEIVE
             ----------------------------------------------
                                                                   NET             NET
                                                                UNREALIZED      UNREALIZED
                                                     IN        APPRECIATION    DEPRECIATION
EXPIRATION          LOCAL            VALUE IN     EXCHANGE     OF CONTRACTS    OF CONTRACTS
   DATE          CURRENCY (a)         U.S. $     FOR U.S. $       U.S. $          U.S. $
----------   -------------------   -----------   -----------   -------------   ------------
07/23/07     BRL       3,375,000   $ 1,743,609   $ 1,644,737   $      98,872   $         --
07/23/07     COP       9,632,479     4,867,125     4,939,733              --        (72,608)
07/23/07     EUR         319,000       432,114       429,230           2,884             --
07/23/07     MXN      13,826,000     1,278,025     1,266,216          11,809             --
07/23/07     TRY       4,423,000     3,339,817     3,266,227          73,590             --
                                                               -------------   ------------
                                                               $     187,155   $    (72,608)
                                                               -------------   ------------

              FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                       CONTRACTS TO DELIVER
             ---------------------------------------------
                                                                  NET             NET
                                                               UNREALIZED      UNREALIZED
                                                    IN        APPRECIATION    DEPRECIATION
EXPIRATION          LOCAL           VALUE IN     EXCHANGE     OF CONTRACTS    OF CONTRACTS
   DATE          CURRENCY (a)        U.S. $     FOR U.S. $       U.S. $          U.S. $
----------   -------------------   ----------   ----------   -------------   -------------
07/23/07     BRL      11,884,000   $6,139,571   $5,841,617   $          --   $    (297,954)
07/23/07     COP   9,632,479,000    4,867,126    4,805,661              --         (61,465)
07/23/07     EUR         770,000    1,043,034    1,050,603           7,569              --
07/23/07     IDR   9,640,000,000    1,065,688    1,056,323              --          (9,365)
07/23/07     INR      33,348,000      818,095      803,954              --         (14,141)
07/23/07     MXN      39,717,000    3,671,293    3,668,488              --          (2,805)
07/23/07     TRY       7,202,000    5,438,247    5,260,881              --        (177,366)
                                                             -------------   -------------
                                                             $       7,569   $    (563,096)
                                                             -------------   -------------

Unrealized Appreciation (Depreciation) ...................   $     194,724   $    (635,704)
                                                             =============   =============
Net Unrealized Appreciation (Depreciation) ...............                   $    (440,980)
                                                                             =============

(a)  Please see page 12 for currency descriptions.


                       See Notes to Financial Statements.                Page 13

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS:
Investments, at value
     Cost ($117,624,468) ..........................................................................   $ 131,968,187
Cash ..............................................................................................         120,698
Foreign currency (Cost $546,472) ..................................................................         550,609
Unrealized appreciation on forward foreign currency contracts .....................................         194,724
Prepaid expenses ..................................................................................          16,267
Receivables:
   Investment securities sold .....................................................................       5,810,735
   Interest .......................................................................................       2,065,442
   Dividends ......................................................................................         210,278
                                                                                                      -------------
      Total Assets ................................................................................     140,936,940
                                                                                                      -------------
LIABILITIES:
Unrealized depreciation on forward foreign currency contracts .....................................         635,704
Payables:
   Outstanding loan ...............................................................................       8,000,000
   Investment securities purchased ................................................................       4,661,079
   Investment advisory fees .......................................................................         110,995
   Printing fees ..................................................................................          88,163
   Audit and legal fees ...........................................................................          77,966
   Interest and fees due on loan payable ..........................................................          53,847
   Custodian fees .................................................................................          50,115
   Administrative fees ............................................................................          11,100
   Transfer agent fees ............................................................................           4,531
Accrued expenses and other liabilities ............................................................          15,841
                                                                                                      -------------
      Total Liabilities ...........................................................................      13,709,341
                                                                                                      -------------
NET ASSETS ........................................................................................   $ 127,227,599
                                                                                                      =============
NET ASSETS CONSIST OF:
Accumulated net investment income (loss) ..........................................................   $  (1,501,228)
Accumulated net realized gain (loss) on investments sold, foreign forward currency contracts and
   foreign currency transactions ..................................................................       2,427,573
Net unrealized appreciation (depreciation) on investments, foreign forward currency contracts and
   foreign currency translation ...................................................................      13,956,983
Par value .........................................................................................          59,052
Paid-in capital ...................................................................................     112,285,219
                                                                                                      -------------
NET ASSETS ........................................................................................   $ 127,227,599
                                                                                                      =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ..............................   $       21.54
                                                                                                      =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)........       5,905,236
                                                                                                      =============


Page 14                See Notes to Financial Statements.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
Interest (net of foreign withholding tax of $13,122) ............................................   $   3,239,863
Dividends (net of foreign withholding tax of $89,928) ...........................................         903,426
                                                                                                    -------------
      Total investment income ...................................................................       4,143,289
                                                                                                    -------------
EXPENSES:
Investment advisory fees ........................................................................         659,450
Interest and fees on outstanding loan payable ...................................................         277,048
Custodian fees ..................................................................................         104,194
Audit and legal fees ............................................................................          71,910
Administration fees .............................................................................          65,945
Trustees' fees and expenses .....................................................................          20,051
Printing fees ...................................................................................          18,864
Transfer agent fees .............................................................................          14,079
Other ...........................................................................................          43,593
                                                                                                    -------------
      Total expenses ............................................................................       1,275,134
                                                                                                    -------------
NET INVESTMENT INCOME ...........................................................................       2,868,155
                                                                                                    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ..................................................................................       2,762,680
   Forward foreign currency contracts ...........................................................        (306,948)
   Foreign currency transactions ................................................................          (1,947)
                                                                                                    -------------
Net realized gain (loss) ........................................................................       2,453,785
                                                                                                    -------------
Net change in unrealized appreciation (depreciation) on:
   Investments ..................................................................................       4,181,788
   Forward foreign currency contracts ...........................................................         308,828
   Foreign currency translation .................................................................          29,383
                                                                                                    -------------
Net change in unrealized appreciation (depreciation) ............................................       4,519,999
                                                                                                    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) .........................................................       6,973,784
                                                                                                    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................................   $   9,841,939
                                                                                                    =============


                       See Notes to Financial Statements.                Page 15

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS
                                                                          ENDED            PERIOD
                                                                        06/30/2007          ENDED
                                                                       (UNAUDITED)     12/31/2006 (a)
                                                                      -------------    --------------
OPERATIONS:
Net investment income .............................................   $   2,868,155    $    1,706,538
Net realized gain (loss) ..........................................       2,453,785          (111,162)
Net change in unrealized appreciation (depreciation) ..............       4,519,999         9,436,984
                                                                      -------------    --------------
Net increase (decrease) in net assets resulting from operations ...       9,841,939        11,032,360
                                                                      -------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .............................................      (4,133,665)       (1,857,306)
Return of capital .................................................              --          (209,527)
                                                                      -------------    --------------
Total distributions to shareholders ...............................      (4,133,665)       (2,066,833)
                                                                      -------------    --------------
CAPITAL TRANSACTIONS:
Net proceeds from sale of 5,905,236 Common Shares .................              --       112,790,008
Offering costs ....................................................              --          (236,210)
                                                                      -------------    --------------
Total capital transactions ........................................              --       112,553,798
                                                                      -------------    --------------
Net increase (decrease) in net assets .............................       5,708,274       121,519,325

NET ASSETS:
Beginning of period ...............................................     121,519,325                --
                                                                      -------------    --------------
End of period .....................................................   $ 127,227,599    $  121,519,325
                                                                      =============    ==============
Accumulated net investment income (loss) at end of period .........   $  (1,501,228)   $     (235,718)
                                                                      =============    ==============

----------------------------------------------------------------
(a) Initial seed date of July 14, 2006. The Fund commenced operations on August 28, 2006.


Page 16                See Notes to Financial Statements.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations .................................   $ 9,841,939
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Changes in assets and liabilities:
   Net purchases and sales of investments ............................................     1,253,479
   Net (amortization of market premium) accretion of market discount of investments ..      (115,097)
   Net realized gain on investments ..................................................    (2,762,680)
   Net change in unrealized appreciation (depreciation) on investments ...............    (4,181,788)
   Decrease in net unrealized depreciation on forward foreign currency contracts .....      (308,828)
   Increase in interest receivable ...................................................      (228,024)
   Increase in dividends receivable ..................................................      (133,904)
   Increase in receivable for investment securities sold .............................    (5,714,430)
   Increase in prepaid expenses ......................................................        (4,848)
   Increase in interest and fees due on outstanding loan payable .....................        10,996
   Increase in payable for investment securities purchased ...........................     4,622,481
   Increase in investment advisory fees payable ......................................         1,931
   Decrease in audit and legal fees payable ..........................................       (14,557)
   Increase in printing fees payable .................................................         1,411
   Increase in administrative fees payable ...........................................           194
   Decrease in transfer agent fees payable ...........................................          (985)
   Increase in custodian fees payable ................................................         1,179
   Increase in accrued expenses and other liabilities ................................        13,705
                                                                                         -----------
CASH PROVIDED BY OPERATING ACTIVITIES ................................................                  $ 2,282,174
CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions to shareholders from net investment income ..........................    (4,133,665)
   Issuance of loan ..................................................................     4,000,000
   Repayment of loan .................................................................    (3,000,000)
                                                                                         -----------
CASH USED BY FINANCING ACTIVITIES ....................................................                   (3,133,665)
                                                                                                        -----------
Decrease in cash and foreign currency (a) ............................................                     (851,491)
Cash and foreign currency at beginning of period .....................................                    1,522,798
                                                                                                        -----------
Cash and foreign currency at end of period ...........................................                  $   671,307
                                                                                                        ===========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest .............................................                  $   266,052
                                                                                                        ===========

----------------------------------------------------------------
(a) Includes net change in unrealized appreciation (depreciation) on foreign currency of $29,383.


                       See Notes to Financial Statements.                Page 17

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          SIX MONTHS
                                                                                            ENDED                 PERIOD
                                                                                          06/30/2007               ENDED
                                                                                         (UNAUDITED)          12/31/2006 (a)
                                                                                      -----------------      ---------------
Net asset value, beginning of period ..............................................   $           20.58      $         19.10(b)
                                                                                      -----------------      ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .............................................................                0.49                 0.29
Net realized and unrealized gain (loss) ...........................................                1.17                 1.58
                                                                                      -----------------      ---------------
Total from investment operations ..................................................                1.66                 1.87
                                                                                      -----------------      ---------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .............................................................               (0.70)               (0.31)
Return of capital .................................................................                  --                (0.04)
                                                                                      -----------------      ---------------
Total distributions ...............................................................               (0.70)               (0.35)
                                                                                      -----------------      ---------------
Common Share offering costs charged to paid-in capital ............................                  --                (0.04)
                                                                                      -----------------      ---------------
Net asset value, end of period ....................................................   $           21.54      $         20.58
                                                                                      =================      ===============
Market value, end of period .......................................................   $           19.00      $         19.03
                                                                                      =================      ===============
TOTAL RETURN BASED ON NET ASSET VALUE (c) (d) .....................................                8.54%                9.74%
                                                                                      =================      ===============
TOTAL RETURN BASED ON MARKET VALUE (d) (e) ........................................                3.54%               (3.10)%
                                                                                      =================      ===============

--------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..............................................   $         127,228      $       121,519
Ratio of total expenses to average net assets .....................................                2.07%(f)             2.16%(f)
Ratio of total expenses to average net assets excluding interest expense...........                1.62%(f)             2.05%(f)
Ratio of net investment income to average net assets ..............................                4.65%(f)             4.27%(f)
Portfolio turnover rate ...........................................................                  60%                  40%

DEBT:
Loan outstanding (in 000's) .......................................................   $           8,000      $         7,000
Asset Coverage per $1,000 of indebtedness (g) .....................................   $          16,903      $        18,360

--------------------------------------------------------------------------------
(a) Initial seed date of July 14, 2006. The Fund commenced operations on August 28, 2006.

(b)   Net of sales load of $0.90 per Common Share on initial offering.

(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and net asset value per share and does not reflect sales load.

(d)   Total return is not annualized for periods less than one year.

(e) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share market price per share, all based on Common Share market price per share.

(f)   Annualized

(g) Calculated by subtracting the Fund's total liabilities (not including the loan outstanding) from the Fund's total assets, and dividing by the outstanding loan balance.


Page 18                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                            JUNE 30, 2007 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 16, 2006 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEO on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to seek a high level of total return. The Fund pursues its objective by investing at least 80% of its Managed Assets in a diversified portfolio of equity and fixed-income securities of issuers in emerging market countries. "Managed Assets" means the average daily gross asset value of the Fund (including assets attributable to the Fund's Preferred Shares, if any, and the principal amount of any borrowings) minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund). There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its Common Shares daily, as of the close of regular session trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares, if any, from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes, and credit-linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

B. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                            JUNE 30, 2007 (UNAUDITED)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At June 30, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares level quarterly dividends/distributions after payment of interest and dividends in connection with leverage. The level dividend rate may be modified by the Board of Trustees from time to time. If, for any quarterly distribution, net investment company taxable income, if any (which term includes net short-term capital gain), is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's Assets. However, the ultimate determination of the character of the distributions will be made after the 2007 calendar year end. The Fund's final distribution for each calendar year will include any remaining net investment company taxable income undistributed during the year, as well as net capital gains realized during the year. If the Fund recognizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and Preferred Shares, if any, issued by the Fund in proportion to the total dividends paid for the year. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the period ended December 31, 2006, was as follows:

Distributions paid from:

Ordinary Income ....................................   $ 1,857,306
Return of Capital ..................................       209,527

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Appreciation ........................   $ 9,175,054

F. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of June 30, 2007, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund's financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                            JUNE 30, 2007 (UNAUDITED)

G. EXPENSES:

The Fund pays all expenses directly related to its operations.

H. ORGANIZATION AND OFFERING COSTS:

Organization costs consisted of costs incurred to establish the Fund and enable it to legally conduct business. These costs included filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consisted of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Aberdeen Asset Management Inc. have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs of $236,210 during the period ended December 31, 2006, was recorded as a reduction of the proceeds from the sale of Common Shares.

I. ACCOUNTING PRONOUNCEMENT:

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 could have on the Fund's financial statement disclosures.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Aberdeen Asset Management Inc. (the "Sub-Advisor") serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives an annual portfolio management fee calculated at an annual rate of 0.50% of Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective January 1, 2007, the Trustees approved a revised compensation plan. Under the revised plan, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per investment company for the first 14 investment companies of the First Trust Fund Complex and an annual retainer of $7,500 per investment company of each subsequent investment company added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the investment companies. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Independent Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee, with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Independent Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust Fund Complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to January 1, 2007, each fund paid each Independent Trustee an annual retainer of $10,000, which included compensation for all board and committee meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2007, were $77,228,455 and $79,326,850, respectively.

As of June 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,309,857 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $966,138.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                            JUNE 30, 2007 (UNAUDITED)

                                5. COMMON SHARES

As of June 30, 2007, 5,905,236 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized for the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                        SIX MONTHS ENDED         PERIOD ENDED
                                                          JUNE 30, 2007        DECEMBER 31, 2006
                                                        ----------------   ------------------------
                                                        SHARES    AMOUNT     SHARES       AMOUNT
                                                        -------   ------   ---------   ------------
Proceeds from shares sold ...........................        --   $   --   5,905,236   $112,790,008
Offering costs ......................................        --                   --       (236,210)
                                                        -------   ------   ---------   ------------
                                                             --   $   --   5,905,236   $112,553,798
                                                        =======   ======   =========   ============

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of preferred shares of beneficial interest (the "Preferred Shares"), with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of June 30, 2007, no Preferred Shares had been issued.

                           7. REVOLVING LOAN AGREEMENT

The Fund has entered into a revolving loan agreement among the Fund and certain primary and secondary lenders, which provides for a credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the facility is up to $28,000,000. For the six months ended June 30, 2007, the average amount outstanding was $8,861,878. The high and low annual interest rates during the six months ended June 30, 2007, were 5.95% and 5.86%, respectively, and the weighted average interest rate was 5.92%. The Fund also pays a commitment fee of 0.325% per year, which is included in "Interest and fees on outstanding loan payable" on the Statement of Operations.

                             8. RISK CONSIDERATIONS

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which include a global bond and equity portfolio of investment grade and below-investment grade government and corporate debt securities. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

NON-INVESTMENT GRADE SECURITIES RISK: The Fund may invest up to 80% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's Investors Service, Inc., below "BBB-" by Standard & Poor's, or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. Non-investment grade debt instruments are commonly referred to as "high-yield" or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

EMERGING MARKETS RISK: Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in equity or fixed-income securities of issuers located in countries considered to be emerging markets. Investments in such securities are considered speculative. In addition to the general risks of investing in non-U.S. securities, heightened risks of investing in emerging markets securities include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                            JUNE 30, 2007 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                            JUNE 30, 2007 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund was held on April 16, 2007. At the Annual Meeting, Trustee Keith was elected for a one-year term; Trustees Erickson and Kadlec were elected for two-year terms; and Trustees Bowen and Nielson were elected for three-year terms. The number of votes cast in favor of James A. Bowen was 4,143,954, the number of votes withheld was 121,491 and the number of abstentions was 1,639,791. The number of votes cast in favor of Niel B. Nielson was 4,213,834, the number of votes withheld was 51,611 and the number of abstentions was 1,639,791. The number of votes cast in favor of Richard E. Erickson was 4,214,742, the number of votes withheld was 50,703 and the number of abstentions was 1,639,791. The number of votes cast in favor of Thomas R. Kadlec was 4,212,834, the number of votes withheld was 52,611 and the number of abstentions was 1,639,791. The number of votes cast in favor of Robert F. Keith was 4,213,834, the number of votes withheld was 51,611 and the number of abstentions was 1,639,791.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of May 10, 2007, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

                                BY-LAW AMENDMENTS

On December 11, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund, including the implementation of a staggered Board of Trustees. These changes were not required to be, and were not, approved by the Fund's Shareholders. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "FUND") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

o Information we receive from you or your broker-dealer, investment adviser or financial representative through interviews, applications, agreements or other forms;

o     Information about your transactions with us, our affiliates or others;

o     Information we receive from your inquiries by mail, e-mail or telephone;
      and

o Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                            JUNE 30, 2007 (UNAUDITED)

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)      Not applicable.

(B) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section  906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust/Aberdeen Emerging Opportunity Fund
            -----------------------------------------------------------------

By (Signature and Title)* /s/ James A. Bowen
                        -----------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date              August 31, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                        -----------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date              August 31, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
    -------------------------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              August 31, 2007
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.